Leases - Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Components of Lease Expenses Weighted Average Remaining Lease Terms and Discount Rate [Abstract]
Fixed operating lease	$ 1,695,050	$ 3,158,279	$ 3,158,279
Variable operating lease	801,829	(528,027)	(237,779)
Total lease expense	2,496,879	2,630,252	2,920,500
Right-of-use assets-operating lease, net	570,427	1,560,385
Operating lease liabilities – current	225,919	1,437,353
Operating lease liabilities – non-current	344,508
Total operating lease liabilities	$ 570,427	$ 1,437,353
Weighted average remaining lease term (years)	2 years 6 months	6 months
Weighted average discount rate	1.33%	4.16%
Depreciation expenses	$ 2,704,847	$ 2,704,847	2,704,848
Interest expenses-fixed	948,334	1,196,602	1,443,772
Interest expenses-variable	217,831	238,965	496,612
Total	3,871,012	4,140,414	$ 4,645,232
Right-of-use assets-financing lease, net (included in Vessels, net, see Note 4)	35,085,565	38,118,961
Financing lease liabilities – current	3,102,919	3,338,390
Financing lease liabilities – non-current	7,389,836	10,677,310
Total financing lease liabilities	$ 10,492,755	$ 14,015,700
Weighted average remaining lease term (years)	2 years 4 months 2 days	3 years 4 months 2 days
Weighted average discount rate	7.61%	7.61%